Property and Equipment, Net - Narratives (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.3	$ 1.1